Geographical Revenues and Income Before Income Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Japan USD ($)		Mar. 31, 2012 Japan JPY (¥)		Mar. 31, 2011 Japan JPY (¥)		Mar. 31, 2010 Japan JPY (¥)		Mar. 31, 2012 Americas USD ($)		Mar. 31, 2012 Americas JPY (¥)		Mar. 31, 2011 Americas JPY (¥)		Mar. 31, 2010 Americas JPY (¥)		Mar. 31, 2012 Other Countries USD ($)		Mar. 31, 2012 Other Countries JPY (¥)		Mar. 31, 2011 Other Countries JPY (¥)		Mar. 31, 2010 Other Countries JPY (¥)		Mar. 31, 2012 Geographical inter segment, Eliminations USD ($)		Mar. 31, 2012 Geographical inter segment, Eliminations JPY (¥)		Mar. 31, 2011 Geographical inter segment, Eliminations JPY (¥)		Mar. 31, 2010 Geographical inter segment, Eliminations JPY (¥)
Segment Reporting Information [Line Items]
Total Revenues	$ 11,837	[1]	¥ 972,884	[1]	¥ 946,878	[1]	¥ 890,552	[1]	$ 9,356	[1]	¥ 768,955	[1]	¥ 771,403	[1]	¥ 784,537	[1]	$ 1,590	[1],[2]	¥ 130,717	[1],[2]	¥ 138,975	[1],[2]	¥ 96,879	[1],[2]	$ 1,160	[1],[3]	¥ 95,360	[1],[3]	¥ 82,772	[1],[3]	¥ 81,919	[1],[3]	$ (269)	[1]	¥ (22,148)	[1]	¥ (46,272)	[1]	¥ (72,783)	[1]
Income before income Taxes	$ 1,588	[1]	¥ 130,484	[1]	¥ 93,301	[1]	¥ 56,057	[1]	$ 942	[1]	¥ 77,439	[1]	¥ 62,477	[1]	¥ 33,180	[1]	$ 327	[1],[2]	¥ 26,894	[1],[2]	¥ 18,411	[1],[2]	¥ 18,743	[1],[2]	$ 334	[1],[3]	¥ 27,430	[1],[3]	¥ 24,633	[1],[3]	¥ 17,123	[1],[3]	$ (15)	[1]	¥ (1,279)	[1]	¥ (12,220)	[1]	¥ (12,989)	[1]

[1]	Results of discontinued operations are included in each amount attributed to each geographic area.
[2]	Mainly United States
[3]	Mainly Asia, Europe, Oceania and Middle East